AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 97.2%
Alabama – 3.6%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$4,000	$4,216,215
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,418,302
Series 2023-D 4.785% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,100,492
Series 2024-B 5.00%, 10/01/2055	2,420	2,577,071
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,869,946
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	2,000	2,138,444
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2033	1,000	1,017,806
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,002,930
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.985% (SOFR + 2.05%), 11/01/2053(a)	2,000	2,028,541
Series 2023-B 5.135% (SOFR + 2.20%), 04/01/2054(a)	3,000	3,055,067
Series 2024-B 5.25%, 07/01/2054	2,000	2,147,155
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	246,216
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,509,695
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	868,469
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,500	2,652,843

	Principal Amount (000)	U.S. $ Value
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$6,245	$6,414,331
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	4,370	4,733,762
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,068,273
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,041,962
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	1,991,541
Series 2022-A 5.355% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,095,885
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	3,575	3,811,653
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,116,916
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,219,343

		65,342,858

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	862,024

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	325,515
Series 2018 7.125%, 09/01/2038(b)	1,490	1,572,501

		1,898,016

Arizona – 3.8%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,255	4,135,216

	Principal Amount (000)	U.S. $ Value
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	$4,185	$3,984,617
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)	3,725	113,985
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	2,000	1,836,794
Series 2024-B 5.68%, 01/01/2043(b)	430	394,737
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,038,595
Series 2024 4.00%, 06/01/2049	8,000	8,079,534
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,830,963
2.742%, 07/01/2035	2,000	1,680,589
2.842%, 07/01/2036	2,000	1,653,568
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	862,055
2.521%, 07/01/2036	2,500	2,000,228
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,625	1,623,229
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	5,000	5,056,527
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c) (d) (e)	1,355	948,500
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(b)	1,000	1,033,177
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,100	882,384

	Principal Amount (000)	U.S. $ Value
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	$1,225	$1,238,543
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2050	1,000	935,743
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(b)	1,000	1,002,715
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2034	1,000	1,039,265
5.00%, 07/01/2035	6,000	6,210,908
5.00%, 07/01/2036	7,800	8,035,661
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,353,645
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(b)	1,000	957,280
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	886,196
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	2,000	1,672,143

		70,486,797

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,100	1,184,179
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	484,746

		1,668,925

California – 14.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,251,564
AG Series 2024 Zero Coupon, 10/01/2053	2,000	474,609

	Principal Amount (000)	U.S. $ Value
NATL Series 1999-1 Zero Coupon, 10/01/2031	$2,000	$1,646,862
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,799,137
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,613,081
Align Capital Series Trust 2025-1 Series 2025-2 5.75%, 01/01/2052(b)	1,000	996,436
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(e)	5,543	5,249,997
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AG Series 2024-B 4.375%, 07/01/2049	5,000	4,471,227
4.50%, 07/01/2054	2,250	2,025,380
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,298,326
Series 2024 5.00%, 08/01/2055	2,000	2,124,744
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,033,233
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	5,300	5,572,456
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,938,520
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.565% (SOFR + 1.63%), 07/01/2053(a)	2,000	2,008,547
4.605% (SOFR + 1.67%), 02/01/2054(a)	2,000	2,008,375
Series 2024 5.00%, 05/01/2054	2,000	2,135,979
Series 2024-E 5.00%, 02/01/2055	1,000	1,071,616
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,087,026

	Principal Amount (000)	U.S. $ Value
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025 5.00%, 03/01/2056	$1,950	$2,085,224
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,320	2,497,779
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,583,976
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	3,843,561
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	635,719
4.00%, 08/01/2046(b)	990	803,438
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	637,788
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	2,000	1,483,013
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,259,708
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	507	514,387
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	931	878,393
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,728	4,724,333
Series 2021-2, Class X 0.825%, 03/25/2035(g)	2,364	95,214
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	940	882,582

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	$2,000	$1,942,361
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,036,375
5.00%, 05/15/2036	1,215	1,251,508
5.00%, 05/15/2037	1,000	1,024,715
5.00%, 05/15/2038	2,250	2,290,138
5.00%, 05/15/2041	915	916,859
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	4,300	4,338,805
5.00%, 12/31/2036	3,910	3,940,173
5.00%, 12/31/2043	12,250	11,922,396
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	994,720
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(b)	5,795	5,796,276
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	2,825,901
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,621,350
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,358,815
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,047,044
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,000	2,148,141
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	1,000	701,008
5.25%, 05/15/2047	5,000	5,044,895
Series 2025 5.25%, 05/15/2044	1,000	1,030,481
5.25%, 05/15/2045	1,130	1,159,334
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,428,512

	Principal Amount (000)	U.S. $ Value
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(b)	$1,000	$837,432
4.00%, 08/01/2056(b)	1,000	809,848
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	4,000	2,538,579
4.00%, 08/01/2047(b)	865	746,996
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	643,701
4.00%, 05/01/2057(b)	2,000	1,334,088
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	1,000	686,160
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	2,000	1,550,592
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	624,589
4.00%, 07/01/2058(b)	1,000	548,623
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,000	1,407,767
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	967,551
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	984,792
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,528,619

	Principal Amount (000)	U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	$3,300	$2,532,691
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	824,456
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,281,551
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,910	1,720,169
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,295,475
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)	1,000	832,594
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,474,519
Series 2024-B 5.00%, 07/01/2038	1,330	1,407,028
5.00%, 07/01/2039	2,390	2,511,761
Series 2024-C 5.00%, 07/01/2041	3,125	3,235,896
Series 2024-E 5.00%, 07/01/2039	2,000	2,106,948
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,554,098
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,244,517
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,023,443
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	2,000	2,389,377
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,614,149

	Principal Amount (000)	U.S. $ Value
Morongo Band of Mission Indians (The) (Morongo Band of Mission Indians/The) Series 2018-A 5.00%, 10/01/2042(b)	$4,500	$4,442,035
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,284,187
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,055,965
Series 2025 5.25%, 07/01/2045	1,000	1,026,233
5.50%, 07/01/2055	1,000	1,035,245
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	16,995,939
Series 2023-E 5.25%, 05/01/2035	5,000	5,487,880
Series 2024 5.25%, 05/01/2040	3,400	3,574,028
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	2,029,110
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,840,587
5.00%, 07/01/2048	1,535	1,533,835
5.25%, 07/01/2053	4,460	4,528,711
Series 2024 5.00%, 07/01/2040	450	471,289
5.00%, 07/01/2042	1,000	1,030,903
5.00%, 07/01/2053	1,795	1,787,228
5.25%, 07/01/2046	1,455	1,497,804
State of California (State of California) Series 2023 5.25%, 09/01/2053	5,000	5,207,975
6.00%, 03/01/2033	1,000	1,115,197
Series 2025 5.00%, 03/01/2037	2,000	2,238,583
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	200,564

		257,193,344

Colorado – 1.6%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,029,951

	Principal Amount (000)	U.S. $ Value
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	$1,000	$1,084,005
5.00%, 11/15/2034	2,000	2,149,828
Series 2023-B 5.25%, 11/15/2034	3,275	3,631,043
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(b)	1,660	1,584,211
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	1,675	1,647,782
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	4,992,665
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	981,627
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	927,037
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c) (d) (e)	2,500	1,875,000
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,997,944
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,088	900,636
Park Creek Metropolitan District (Park Creek Metropolitan District) Series 2015-A 5.00%, 12/01/2034	1,300	1,304,171
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	413	407,574
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	4,000	4,246,552

	Principal Amount (000)	U.S. $ Value
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	$1,175	$1,212,676

		29,972,702

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,176,253
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2030	2,000	2,009,193
5.00%, 11/15/2031	2,500	2,510,094
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,478,460

		18,174,000

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	528,524

District of Columbia – 2.1%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	10,500	11,637,444
Series 2025-A 5.00%, 06/01/2045	1,200	1,232,203
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,662,189
Series 2021-A 5.00%, 10/01/2046	10,000	9,851,329
Series 2024-A 5.00%, 10/01/2034	1,000	1,081,268
Series 2025-A 5.00%, 10/01/2035	1,000	1,087,852
5.00%, 10/01/2036	3,475	3,735,077
5.00%, 10/01/2050	1,000	988,265
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	2,610	2,675,442

	Principal Amount (000)	U.S. $ Value
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	$2,000	$2,053,629
5.50%, 07/15/2060	1,140	1,187,219

		38,191,917

Florida – 5.3%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,750,206
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,000	647,953
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(b)	1,760	1,599,089
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (f)	4,700	558,062
5.00%, 06/01/2054(b)	2,000	1,811,714
5.25%, 06/01/2044(b)	1,000	972,453
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	363,709
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(b)	1,435	1,394,544
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,015,752
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	539,936
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,404,396
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2019-A 5.00%, 10/01/2049	2,500	2,428,327
Series 2024-A 5.00%, 10/01/2036	10,000	10,609,093

	Principal Amount (000)	U.S. $ Value
Series 2025-A 5.50%, 10/01/2055	$1,995	$2,046,508
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.75%, 10/01/2055(b)	1,560	1,573,756
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	102,168
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	947,748
6.125%, 06/01/2054	1,000	925,731
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,855,422
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	220	225,880
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	1,000	891,423
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	5,000	4,748,479
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	994,189
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	1,000	1,014,106
Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,134,752
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,004,400
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(b)	1,000	998,955
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,115,151

	Principal Amount (000)	U.S. $ Value
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	$1,950	$1,935,372
Series 2024 5.00%, 10/01/2036	1,590	1,702,977
5.00%, 10/01/2037	1,500	1,589,145
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,196,625
Series 2024 5.25%, 06/01/2054	2,155	2,136,870
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	2,000	2,069,228
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,717,410
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,033,831
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,512,270
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,070	1,070,829
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	110	108,724
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,312,131
Series 2025-B 5.25%, 04/01/2040	1,000	1,070,394
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,754,875
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	5,230	5,307,584
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,074,030

	Principal Amount (000)	U.S. $ Value
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	$1,000	$866,590
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.75%, 11/01/2050	2,170	2,207,769
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (e)	950	522,500
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,040,544
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	760,215
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	250	242,095

		97,905,910

Georgia – 2.8%
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,257,748
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(b)	1,000	1,001,105
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,764,922
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	625,619
5.25%, 10/01/2054	2,000	2,001,355
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,650	1,648,647
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,378,773
Series 2024-C 5.00%, 12/01/2054	3,000	3,187,506

	Principal Amount (000)	U.S. $ Value
Series 2024-E 5.00%, 05/01/2055	$1,595	$1,706,665
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,028,639
Series 2023-C 5.00%, 09/01/2053	5,000	5,307,259
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,570	1,672,829
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,961,928
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	150	152,902
5.00%, 01/01/2039	100	101,178
Series 2022 5.50%, 07/01/2063	2,000	2,030,480
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	11,000	12,316,665

		52,144,220

Guam – 0.5%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,004,553
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,877,879
5.00%, 12/01/2030	565	575,814
5.00%, 12/01/2032	790	802,015
Territory of Guam (Prerefunded - US Treasuries) Series 2015 5.00%, 11/15/2029	2,000	2,009,802
Series 2015-D 5.00%, 11/15/2033	410	412,009
5.00%, 11/15/2035	1,365	1,371,690
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	210	220,286

		8,274,048

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	$1,000	$681,179
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,230,666
5.00%, 07/01/2051	7,855	7,713,097
Series 2025-C 5.00%, 07/01/2041	1,260	1,281,072

		10,906,014

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,041,574

Illinois – 4.9%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,605,106
Series 2015-C 5.25%, 12/01/2035	1,000	993,248
Series 2017-D 5.00%, 12/01/2031	1,800	1,823,894
Series 2017-G 5.00%, 12/01/2034	2,350	2,356,548
Series 2019-B 5.00%, 12/01/2030	235	241,365
5.00%, 12/01/2031	345	351,976
5.00%, 12/01/2032	155	157,266
5.00%, 12/01/2033	150	151,362
Series 2023-A 5.00%, 12/01/2034	3,250	3,301,557
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 4.625%, 01/01/2053	4,000	3,597,036
5.50%, 01/01/2055	10,900	11,015,109
Series 2024-A 5.50%, 01/01/2053	4,865	4,969,336
Series 2024-C 5.25%, 01/01/2044	1,350	1,378,721
5.25%, 01/01/2045	1,000	1,016,935
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	1,000	954,584
Series 2025-A 6.00%, 01/01/2050	2,000	2,036,100

	Principal Amount (000)	U.S. $ Value
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	$900	$902,631
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,450	1,393,007
Series 2025 4.80%, 12/01/2043(b)	2,000	2,001,372
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	2,003,510
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,966	2,104,298
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,500	3,980,933
4.50%, 07/01/2062	2,000	1,804,227
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	150,398
Series 2024 5.67%, 11/01/2038(e)	1,430	1,356,096
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,130,509
Series 2021-A 5.00%, 01/01/2043	15,000	15,238,267
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	945,199
Series 2020 5.00%, 06/15/2050	4,310	4,124,703
Series 2024 5.00%, 06/15/2053	1,175	1,136,068
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	9,150,918
Series 2024-B 4.25%, 05/01/2046	2,000	1,731,071
Series 2025-E 5.00%, 09/01/2043(h)	1,265	1,259,861
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	2,317	2,236,762

	Principal Amount (000)	U.S. $ Value
Series 2015-B 6.00%, 03/01/2036	$584	$583,996

		90,183,969

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (d)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,137,106
Series 2025 4.20%, 06/01/2044	1,120	1,127,499
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c) (d) (e)	3,470	173,500
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,385,481
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,138,916
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	1,000	1,045,701
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	1,085	1,064,618
Series 2020-A 3.00%, 11/01/2030	1,295	1,270,072
Series 2021-B 2.50%, 11/01/2030	525	497,301
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(a) (e)	1,965	1,958,189
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	955,685
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,022,613
6.00%, 03/01/2053	1,500	1,524,104
Series 2023-F 7.75%, 03/01/2067	1,225	1,320,761
BAM Series 2023 5.25%, 03/01/2067	10,000	10,104,049

		29,725,606

	Principal Amount (000)	U.S. $ Value

Iowa – 0.1%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	$385	$368,718
4.00%, 12/01/2041	820	642,988
4.00%, 12/01/2046	550	392,171
4.00%, 12/01/2051	985	662,472
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,490	482,616

		2,548,965

Kansas – 0.3%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,002,465
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	115	120,221
6.50%, 11/15/2042(b)	1,185	1,225,091
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,304,992

		4,652,769

Kentucky – 1.1%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	780	774,995
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,399,763
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	2,000	2,006,538
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,858,839
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,221,784
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.915% (SOFR + 1.98%), 04/01/2054(a)	5,000	5,000,000

	Principal Amount (000)	U.S. $ Value
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	$3,430	$3,148,418
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,378,409

		19,788,746

Louisiana – 1.2%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	762,498
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,229,152
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,884,805
5.00%, 10/01/2044	3,500	3,400,696
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	3,840	3,828,164
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	5,000	5,010,963
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,351
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2041	1,210	1,260,955
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	1,000	1,072,313
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,109,540

		22,579,437

Maryland – 1.4%
Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(b)	1,000	1,006,854

	Principal Amount (000)	U.S. $ Value
Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	$1,035	$1,055,500
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	5,695,547
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2037	360	341,884
5.00%, 07/01/2046	2,960	2,893,010
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,515,192
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	4,830,992
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,004,729

		25,343,708

Massachusetts – 3.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	455	455,247
Series 2024 5.00%, 12/01/2054	5,000	5,062,631
Series 2024-B 5.00%, 05/01/2043	2,000	2,081,465
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,082,921
Series 2023-B 5.00%, 06/01/2051	5,000	5,051,799
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	4,971,201
Series 2024-A 5.25%, 07/01/2052	1,000	1,037,974
Series 2025-B 5.25%, 07/01/2055	2,900	3,007,937

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	$1,000	$983,030
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,097,396
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,044,523
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	991,951
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,222,177
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,401,750
Series 2017-L 5.00%, 07/01/2044	5,000	4,840,517
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	4,923,434
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042	2,945	3,104,926

		61,360,879

Michigan – 1.4%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(f)	1,989	1,560,416
Series 2021-B 3.644%, 04/01/2034	275	251,164
Series 2023-A 6.00%, 05/01/2039	2,000	2,201,722
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.65% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,953,205
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,260	1,273,077

	Principal Amount (000)	U.S. $ Value
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	$2,000	$1,647,382
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	3,430	3,429,570
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,735	1,628,139
Series 2020-B Zero Coupon, 06/01/2065	1,250	113,842
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,491,947
BAM Series 2025 5.00%, 07/01/2042(h)	1,515	1,554,593
5.00%, 07/01/2044(h)	1,250	1,264,836
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	3,000	3,062,577
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(c) (d)	2,000	1,000,000

		26,432,470

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (f)	2,000	2,003,271
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,500	1,419,420
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,500	1,447,216
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	1,415	1,321,089
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,414,101

	Principal Amount (000)	U.S. $ Value
Series 2024 5.00%, 01/01/2041	$2,000	$2,023,792
Minnesota Health & Education Facilities Authority (Prerefunded - US Treasuries) Series 2015-8 5.00%, 12/01/2030	1,000	1,006,018
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	992,830

		14,627,737

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,146,748
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(c) (d) (e)	1,250	850,000

		1,996,748

Missouri – 1.4%
City of St. Charles MO (City of St. Charles MO) Series 2024-A 5.00%, 03/01/2042	2,805	2,945,033
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,434,522
4.00%, 02/01/2048	2,965	2,298,705
5.00%, 02/01/2042	2,695	2,610,809
5.00%, 02/01/2048	400	367,414
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,346,358
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	181,410
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c) (d)	522	24,077
5.00%, 11/15/2046(c) (d)	1,169	770,366
Series 2021-A 10.00%, 11/15/2046(c) (d)	360	302,934
Series 2021-C 7.50%, 11/15/2037(c) (d)	288	216,984

	Principal Amount (000)	U.S. $ Value
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	$370	$347,612
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,650	2,157,170

		25,003,394

Nebraska – 0.1%
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	2,085	2,225,368

Nevada – 0.7%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2027	1,400	1,415,207
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	1,500	221,193
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2036	6,725	5,919,053
3.00%, 06/15/2037	4,305	3,689,641
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,070,194

		12,315,288

New Hampshire – 1.8%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	2,484	2,275,367
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,000	998,762
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	1,998	1,876,357
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	677	676,204
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	956	956,707

	Principal Amount (000)	U.S. $ Value
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	$1,000	$944,975
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,868
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	1,000	972,243
Series 2025-A Zero Coupon, 02/01/2035(b)	1,450	798,386
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,848	4,816,854
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,666	7,439,148
Series 2022-1, Class X 0.35%, 09/20/2036(g)	5,948	115,940
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,843	3,627,814
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.547%, 07/01/2051(g)	2,695	98,357
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.596%, 08/20/2039(g)	1,983	78,328
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	2,035	2,042,950
Series 2025-1, Class A1 4.168%, 01/20/2041	996	937,733
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.216%, 11/20/2042	3,500	3,238,493
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	828	827,612

		33,724,098

New Jersey – 3.5%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,020,432

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	$2,000	$2,002,076
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,344,301
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2042	1,000	921,839
4.00%, 07/01/2047	285	253,518
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,170,803
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	2,175	2,213,675
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	6,451,972
Series 2023-B 5.00%, 06/15/2040	2,985	3,106,065
5.00%, 06/15/2043	1,985	2,014,883
Series 2024-A 4.00%, 06/15/2042	6,700	6,011,430
5.00%, 06/15/2042	8,000	8,193,461
Series 2024-C 5.00%, 06/15/2045	2,500	2,516,345
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035	3,000	3,120,020
Series 2024-C 5.00%, 01/01/2043	3,000	3,113,047
Series 2025-A 5.25%, 01/01/2055	1,000	1,037,069
Series 2025-C 5.00%, 01/01/2031(h)	1,000	1,110,208
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,985	9,596,377
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,995	4,002,380

		65,199,901

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$5,000	$5,332,228

New York – 9.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	6,510	6,330,065
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	1,000	1,004,969
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,205	4,959,078
Series 2024-C 5.00%, 03/01/2043	1,000	1,030,499
Series 2024-D 4.00%, 04/01/2045	3,180	2,816,978
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	1,355	1,309,024
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,667,837
5.00%, 09/01/2053	2,350	2,353,056
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,029,706
5.00%, 11/15/2031	5,000	5,115,719
Series 2020-C 5.25%, 11/15/2055	1,000	995,422
Series 2020-D 5.00%, 11/15/2043	1,000	1,004,564
Series 2025 5.25%, 11/15/2045	2,160	2,201,034
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	215	222,516
4.375%, 12/15/2031	415	427,236
5.25%, 12/15/2031	1,000	1,026,090
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,103,315
Series 2024-C 4.25%, 06/15/2054	2,000	1,774,206

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	$5,900	$6,353,533
5.00%, 11/01/2039	1,700	1,817,684
Series 2025 5.00%, 05/01/2046	3,175	3,224,236
Series 2025-H 5.25%, 11/01/2045	2,530	2,646,828
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	5,800	6,026,416
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,552,201
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,100,790
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	299,988
7.25%, 11/15/2044(b)	510	510,248
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	8,000	8,110,968
5.00%, 11/15/2053	2,000	2,014,262
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,148,713
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.25%, 03/15/2033	2,000	2,005,534
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2025 2.75%, 09/01/2050(h)	3,670	3,665,512
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,082,194
Series 2021-O 4.00%, 01/01/2043	1,000	901,908
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	3,530	3,549,197

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	$5,345	$5,354,244
Series 2023 5.625%, 04/01/2040	6,500	6,695,834
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,008,501
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	1,933,409
AG Series 2024 0.00%, 12/31/2054(f)	9,350	5,529,791
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	1,896,137
Series 2024 5.00%, 06/30/2060	4,215	3,853,042
5.50%, 06/30/2060	14,640	14,069,448
AG Series 2023 5.00%, 06/30/2049	1,000	962,212
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,717,748
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,855,435
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,285,852
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	2,000	2,109,341
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	995,658
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,655,016
2.917%, 05/15/2040	2,000	1,560,312
Series 2021-C 5.00%, 05/15/2051	5,000	5,020,751
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(a)	4,000	3,999,246

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	$2,000	$2,008,400
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	4,625	4,219,209

		168,111,112

North Carolina – 0.6%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,249,699
5.25%, 07/01/2053	7,250	7,305,638
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	1,000	1,000,210
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2026(b)	375	379,256
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	2,000	493,198

		10,428,001

Ohio – 2.4%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	1,925	1,996,163
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	7,597,767
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	1,969,316
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,812,034
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,059,378
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,974

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	$5,500	$5,511,913
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,037,092
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045	1,000	959,706
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	3,915,412
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,047,540
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	2,953,071
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,048,560
University of Toledo (University of Toledo) Series 2023-B 3.952% (SOFR + 0.90%), 06/01/2036(a) (b)	9,530	9,410,925

		44,381,851

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	5,000	4,619,198
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,276,918
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,000	1,053,408
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,370	1,512,772

		9,462,296

Oregon – 0.1%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	405,635

	Principal Amount (000)	U.S. $ Value
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	$2,000	$439,469

		845,104

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.685%, 10/25/2040	991	1,007,864
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	997	994,170
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	4,482	4,509,444
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	3,241	3,174,170

		9,685,648

Pennsylvania – 4.0%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(f)	793	554,477
5.00%, 06/30/2039	1,920	1,718,233
8.00%, 06/30/2034	280	286,059
Series 2024-A 6.00%, 06/30/2034	135	140,371
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,517,250
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,230,780
5.75%, 10/01/2043	5,000	4,525,653
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	755	758,212
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,615,863
5.00%, 04/01/2043	6,250	6,744,681

	Principal Amount (000)	U.S. $ Value
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$2,000	$1,923,721
5.00%, 05/01/2057	3,000	2,853,582
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,279,154
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b) (h)	1,000	988,017
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	983,193
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.43% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,942,484
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,328,876
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2022-A 5.00%, 12/01/2036	1,000	1,087,392
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 3.58% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	9,984,726
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	3,100	3,047,322
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.852% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,917,937

		74,427,983

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	2,067	1,141,771

	Principal Amount (000)	U.S. $ Value
5.069%, 11/01/2051	$3,493	$2,266,153
Series 2022-C Zero Coupon, 11/01/2043	6,380	4,003,450
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,945,070
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,895	1,912,870
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,145,535
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	320,545
6.625%, 01/01/2028	2,454	2,446,606
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,104,739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,398,932
Series 2019-A 4.329%, 07/01/2040	1,339	1,238,937

		18,924,608

South Carolina – 3.3%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,676
5.41%, 11/01/2039	1,240	1,152,048
6.28%, 11/01/2039	100	93,268
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	3,000	2,593,089
Last Step Recycling LLC 9.50%, 12/15/2028(e) (i) (j) (k)	546	546,278
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,458,991
Series 2023-B 4.835% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,159,771

	Principal Amount (000)	U.S. $ Value
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	$2,000	$2,130,776
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	1,000	1,045,570
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,004,405
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c) (d) (e)	1,450	159,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	6,318,152
4.50%, 11/01/2054	2,000	1,815,586
5.25%, 11/01/2043	5,000	5,163,941
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,557,186
Series 2018-A 5.00%, 05/01/2048	1,000	977,030
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(f)	1,600	1,107,250
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	1,980	1,962,053
Series 2016-A 5.00%, 12/01/2036	4,750	4,780,400
Series 2016-B 5.00%, 12/01/2036	2,000	2,021,233
5.00%, 12/01/2056	6,250	6,113,759
Series 2022-A 4.00%, 12/01/2052	5,000	4,119,204
5.00%, 12/01/2055	2,500	2,449,991
Series 2025-A 5.25%, 12/01/2050	5,000	5,066,812

		60,894,969

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	399,712

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	$2,785	$2,622,640
5.125%, 12/01/2042(b)	1,325	1,218,711
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,624,273
6.00%, 12/01/2055	2,400	2,640,457
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(e)	1,000	968,070
9.50%, 11/01/2052(e)	1,060	1,003,522
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	4,000	4,058,480
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	2,250	2,380,178
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	5,000	5,086,449
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2040	2,350	2,482,721
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,321,018
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,075,776
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,119,312
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	995	751,696

		34,353,303

	Principal Amount (000)	U.S. $ Value

Texas – 4.8%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.625%, 06/15/2045(b) (h)	$1,630	$1,604,409
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	1,020	1,004,497
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,421,462
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	1,000	974,635
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2033	1,300	1,306,437
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,503,962
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.00%, 07/01/2035	1,000	1,074,086
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	415	415,005
Series 2015-B 5.00%, 07/15/2030	4,650	4,650,051
Series 2018 5.00%, 07/15/2028	1,300	1,326,929
Series 2024-B 5.50%, 07/15/2038	2,345	2,447,393
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,207,080
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	1,175	1,006,543
Series 2024-A 4.00%, 08/15/2054	1,000	833,071
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	853,482

	Principal Amount (000)	U.S. $ Value
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.58% (MUNIPSA + 0.85%), 07/01/2049(a)	$1,000	$1,000,331
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	2,000	789,854
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,709,101
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) AG Series 2023 5.50%, 02/15/2058	19,050	19,835,340
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,491,418
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	936,242
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(c) (d)	177	113,742
7.25%, 12/31/2030(c) (d)	1,000	985,110
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c) (d) (f)	4,156	1,056,924
7.50%, 11/15/2036(c) (d)	970	791,510
7.50%, 11/15/2037(c) (d)	150	116,973
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,580	1,581,734
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	335,977
Series 2022 5.00%, 01/01/2057	1,000	782,097
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	3,858,411
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2036	7,200	4,795,353

	Principal Amount (000)	U.S. $ Value
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	$1,000	$1,005,900
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 1.875%, 01/01/2026(b)	850	843,437
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,247,148
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c) (d) (i) (j)	1,514	0
5.00%, 11/15/2045(c) (d) (i) (j)	3,097	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.50%, 11/15/2052	1,205	1,262,631
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.713% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	1,735	1,737,396
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,125	1,199,980
Series 2023-B 5.50%, 01/01/2054	2,000	2,187,286
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,319,223
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,387,037
5.00%, 08/15/2034	1,945	1,947,846
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	3,757,037
5.00%, 03/15/2043	1,000	1,035,211

		88,739,291

	Principal Amount (000)	U.S. $ Value

Utah – 0.7%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2037	$2,680	$2,810,110
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	2,000	2,080,835
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,100	1,019,290
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,023,838
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (f)	826	682,932
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(b)	1,000	984,053
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	988,260

		13,589,318

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(b)	1,000	867,418

Virginia – 0.8%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	610,684
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,410,359
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	5,160	4,552,996

	Principal Amount (000)	U.S. $ Value
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$1,630	$1,433,485
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,011,213
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,651,384
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	711,243
5.00%, 01/01/2028	2,100	2,183,996
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	2,001,361

		15,566,721

Washington – 4.1%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	2,000	2,135,808
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,044,466
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2055	14,785	15,221,032
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	322,527
Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	4,997,420
Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,783,713
Series 2022 5.00%, 08/01/2047	11,195	10,998,706
5.50%, 08/01/2047	1,000	1,027,474
Series 2025-B 5.00%, 10/01/2033	2,000	2,189,628
5.00%, 10/01/2034	4,850	5,308,463
5.00%, 10/01/2036	4,110	4,424,644
5.00%, 10/01/2038	2,000	2,098,741

	Principal Amount (000)	U.S. $ Value
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	$2,000	$2,017,949
5.00%, 12/01/2038	2,500	2,518,200
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,987,627
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	710,216
Series 2021 3.00%, 12/01/2034(b)	425	389,963
5.00%, 12/01/2027(b)	440	462,750
5.00%, 12/01/2028(b)	305	326,788
5.00%, 12/01/2029(b)	170	184,757
5.00%, 12/01/2030(b)	265	290,594
5.00%, 12/01/2031(b)	265	289,669
5.00%, 12/01/2032(b)	225	244,298
5.00%, 12/01/2033(b)	490	528,645
Series 2025 4.25%, 03/01/2044	1,765	1,601,177
5.00%, 03/01/2039	1,620	1,721,672
Washington Higher Education Facilities Authority (of Gonzaga University) Series 2023 4.00%, 04/01/2043	2,600	2,288,387
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	914,406
5.00%, 01/01/2055(b)	1,000	853,151
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	910	965,119
Washington State Housing Finance Commission (Washington State Housing Finance Commission) Series 2025-2 4.078%, 11/20/2041	2,000	1,835,792
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,211	2,086,442
Series 2021-1, Class X 0.727%, 12/20/2035(g)	1,873	72,892
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	994	933,071

		75,776,187

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (f)	$760	$154,991
7.00%, 06/01/2043(b)	100	102,089
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,340	1,207,787
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e)	2,250	2,025,000

		3,489,867

Wisconsin – 3.4%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	858,754
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	921,171
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	950,301
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	305	298,047
4.00%, 12/15/2036	335	322,310
4.00%, 12/15/2037	320	302,539
4.00%, 12/15/2038	335	310,358
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,378,316
4.00%, 10/15/2036	2,600	2,571,087
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	255	216,652
Series 2022-A 3.875%, 12/01/2039(b)	1,170	987,168
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	1,010	1,035,821

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	$2,000	$900,478
Wisconsin Public Finance Authority (Beyond Boone LLC) AG Series 2019 5.00%, 07/01/2054	775	748,567
5.00%, 07/01/2058	750	718,442
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	522,711
5.00%, 01/01/2036	500	519,673
5.00%, 01/01/2037	500	516,534
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	6,750	6,122,844
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,798,137
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,074,699
5.00%, 02/01/2062	1,000	920,190
5.75%, 02/01/2052(b)	1,000	1,003,064
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	2,825	2,598,446
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	3,485	1,011,553
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(b)	1,000	954,058
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	697	480,222
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	572,952
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	742	556,983

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	$1,000	$984,032
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,092,253
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	1,943,087
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,000	3,314,014
Series 2022 4.00%, 06/01/2049(b)	985	688,167
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,984,431
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	5,000	4,896,465
5.75%, 12/31/2065	6,630	6,477,031
6.50%, 06/30/2060	3,000	3,171,462
6.50%, 12/31/2065	3,000	3,155,344
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,000	902,855
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	984,803
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	1,546	1,473,851

		62,239,872

Total Long-Term Municipal Bonds (cost $1,873,641,630)		1,789,815,445

Short-Term Municipal Notes – 1.1%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.18%, 10/01/2047(b) (l)	2,000	2,000,000

	Principal Amount (000)	U.S. $ Value

New York – 0.4%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.71% (MUNIPSA + 0.98%), 05/01/2026(a)	$6,100	$6,100,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.18%, 03/01/2029(l)	5,200	5,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.18%, 03/01/2029(l)	6,100	6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $19,395,147)		19,400,000

Total Municipal Obligations (cost $1,893,036,777)		1,809,215,445

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(g)	2,163	97,895
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	946	780,347
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,234	987,949
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,916	1,579,787
Series 2022-ML13, Class XCA 0.964%, 07/25/2036(g)	1,488	79,871
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(g)	2,571	172,384
Series 2024-ML21, Class AUS 4.615%, 08/25/2041	3,208	3,247,508
Series 2024-ML24, Class AUS 4.30%, 05/25/2041	4,355	4,156,936

		11,102,677

Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(g)	3,848	163,800

Company	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission Series 2023-1, Class X 1.495%, 04/20/2037(g)	$4,914	$482,475

		646,275

Total Commercial Mortgage-Backed Securities (cost $13,003,042)		11,748,952

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 09/30/2025(j) (cost $635,000)	635	635,000

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00% (c) (i) (j) (cost $969,221)	53,964	157,035

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(a) (i) (j) (cost $17,921)	$18	17,465

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(m) (n) (o) (cost $5,379,315)	5,379,315	5,379,315

Total Investments – 99.2% (cost $1,913,041,276)(p)		1,827,153,212
Other assets less liabilities – 0.8%		14,836,230

Net Assets – 100.0%		$1,841,989,442

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00%	Quarterly	3.21%	USD	28,000	$(2,297,478)	$(1,271,434)	$(1,026,044)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	63,890	10/15/2028	CPI#	2.565%	Maturity	$(665,885)	$—	$(665,885)
USD	58,000	10/15/2029	2.569%	CPI#	Maturity	517,807	—	517,807
USD	56,500	10/15/2029	2.485%	CPI#	Maturity	732,749	—	732,749
USD	43,694	10/15/2029	2.516%	CPI#	Maturity	501,413	—	501,413
USD	43,653	10/15/2029	2.451%	CPI#	Maturity	637,024	—	637,024
USD	43,653	10/15/2029	2.499%	CPI#	Maturity	536,704	—	536,704
USD	67,110	10/15/2030	CPI#	2.531%	Maturity	(675,714)	—	(675,714)

						$1,584,098	$—	$1,584,098

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,900	10/15/2030	1 Day SOFR	4.092%	Annual	$128,859	$—	$128,859
USD	36,900	12/03/2031	1 Day SOFR	4.178%	Annual	1,499,910	—	1,499,910
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	664,147	(179)	664,326
USD	24,953	08/15/2034	3.844%	1 Day SOFR	Annual	(398,227)	—	(398,227)
USD	22,800	08/15/2034	3.948%	1 Day SOFR	Monthly	(1,782,637)	(762,230)	(1,020,407)
USD	9,687	08/15/2034	3.856%	1 Day SOFR	Annual	(163,578)	—	(163,578)
USD	9,250	08/15/2034	3.272%	1 Day SOFR	Annual	261,581	—	261,581
USD	13,800	02/15/2035	3.800%	1 Day SOFR	Annual	(123,268)	389	(123,657)

						$86,787	$(762,020)	$848,807

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
Bank of America NA	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$(17,679)		$—	$(17,679)
Bank of America NA	USD	2,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	46,864		—	46,864
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	11,921		—	11,921
Bank of America NA	USD	3,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	9,274		—	9,274
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,225,659		—	1,225,659
JPMorgan Chase Bank NA	USD	3,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	9,601		—	9,601
JPMorgan Chase Bank NA	USD	2,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	93,363		—	93,363
JPMorgan Chase Bank NA	USD	2,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	38,581		—	38,581
Morgan Stanley Capital Services LLC	USD	5,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(167)		—	(167)
Morgan Stanley Capital Services LLC	USD	5,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(21)		—	(21)
Morgan Stanley Capital Services LLC	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	(17,679)		—	(17,679)
Morgan Stanley Capital Services LLC	USD	5,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	100,758		—	100,758
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	214,494		—	214,494
Morgan Stanley Capital Services LLC	USD	2,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	42,166		—	42,166
Morgan Stanley Capital Services LLC	USD	2,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	25,986		—	25,986

							$1,783,121	$		$1,783,121

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $214,990,020 or 11.7% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.39% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065	07/18/2023- 07/01/2025	$5,543,442	$5,249,997	0.29%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022- 07/20/2022	$4,116,975	$113,985	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,875,000	0.10%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,356,096	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	3,578,368	173,500	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	1,965,000	1,958,189	0.11%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	948,500	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	968,070	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	1,058,503	1,003,522	0.05%
Last Step Recycling LLC 9.50%, 12/15/2028	03/26/2025- 06/23/2025	546,278	546,278	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,717	850,000	0.05%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,580,000	1,581,734	0.09%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	522,500	0.03%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022- 10/20/2022	1,293,300	159,500	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	$2,250,000	$2,025,000	0.11%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,122,844	0.33%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(g)	IO - Interest Only.
(h)	When-Issued or delayed delivery security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2025.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.
(p)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,871,508 and gross unrealized depreciation of investments was $(102,569,590), resulting in net unrealized depreciation of $(82,698,082).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,789,269,167	$546,278	(a)	$1,789,815,445
Short-Term Municipal Notes	—	19,400,000	—		19,400,000
Commercial Mortgage-Backed Securities	—	11,748,952	—		11,748,952
Corporates - Non-Investment Grade	—	635,000	—		635,000
Preferred Stocks	—	—	157,035		157,035
Asset-Backed Securities	—	—	17,465		17,465
Short-Term Investments	5,379,315	—	—		5,379,315

Total Investments in Securities	5,379,315	1,821,053,119	720,778	(a)	1,827,153,212
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,925,697	—		2,925,697
Centrally Cleared Interest Rate Swaps	—	2,554,497	—		2,554,497
Interest Rate Swaps	—	1,818,667	—		1,818,667
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,297,478)	—		(2,297,478)
Centrally Cleared Inflation (CPI) Swaps	—	(1,341,599)	—		(1,341,599)
Centrally Cleared Interest Rate Swaps	—	(2,467,710)	—		(2,467,710)
Interest Rate Swaps	—	(35,546)	—		(35,546)

Total	$5,379,315	$1,822,209,647	$720,778	(a)	$1,828,309,740

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,741	$114,985	$116,347	$5,379	$94